CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net income/(loss)		$ (106,168)	¥ (692,748)	¥ 1,155,611		¥ 1,579,810	[1]
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization		14,065	91,772	125,850		147,992	[1]
Amortization of right-of-use assets		36,121	235,691	268,758
Disposal of property, equipment and software		1,131	7,382	4,266		(36,332)	[1]
Share of results of equity investees				2,180		9,295	[1]
Fair value adjustments related to Consolidated ABFE		22,067	143,988	(3,866)		(243,122)	[1]
Share-based compensation		2,172	14,173	43,941		119,998	[1]
Provision for contingent liability		488	3,187	9,462		419,581	[1]
Allowance for contract assets, receivables and others		56,955	371,629	1,625,051		992,581	[1]
Gain on disposal of loan receivables and other beneficial rights				(159,392)		(663,884)	[1]
Gain recognized on remeasurement of previously held equity interest in the acquiree as of its acquisition date fair value				(4,534)
Loss of disposal		100,512	655,839
Changes in operating assets and liabilities
Accounts receivable		(20,797)	(135,700)	(1,828)		3,038	[1]
Contract assets		125,282	817,463	(112,444)		(2,067,058)	[1]
Contract cost		9,916	64,705	(14,542)		(76,368)	[1]
Prepaid expenses and other assets		42,758	278,999	(164,276)		105,149	[1]
Change in Consolidated ABFE related asset/liability		6,444	42,045	(197,544)		198,766	[1]
Financing receivables		(1,666)	(10,868)	3,088
Amounts due from/to related parties		11,518	75,155	(1,548,225)		(369,174)	[1]
Deferred tax assets/liabilities		(23,242)	(151,654)	(131,718)		669,763	[1]
Accounts payable		190	1,239	6,609		232,838	[1]
Deferred revenue		(37,742)	(246,268)	(135,865)		(253,537)	[1]
Accrued expenses and other liabilities		(70,198)	(458,039)	115,654		(4,200,913)	[1]
Refund liabilities		(96,229)	(627,897)	(344,213)		(527,517)	[1]
Lease liabilities		(30,355)	(198,065)	(267,855)
Net cash (used in)/provided by operating activities		43,222	282,028	274,168		(3,959,094)	[1]
Cash Flows from Investing Activities:
Purchase of property, equipment and software		(2,103)	(13,722)	(48,005)		(140,729)	[1]
Disposal of property, equipment and software		197	1,283	78		646	[1]
Purchase of held-to-maturity investments		(337)	(2,200)			(612,501)	[1]
Redemption of held-to-maturity investments		849	5,541	322,970		306,998	[1]
Purchase of available-for-sale investments		(64,828)	(423,000)	(653,150)		(1,270,341)	[1]
Proceeds from disposal of available-for-sale investments		108,300	706,655	1,050,443		1,398,500	[1]
Acquisition of subsidiaries, net of cash acquired of nil, RMB23,871 and RMB9,307 for the years ended December 31, 2018, 2019 and 2020, respectively		(2,325)	(15,172)	(4,929)
Prepayment of investments		(111,202)	(725,593)	(373,032)
Return of prepayment of investments		111,202	725,593	368,182
Acquisition of subsidiaries under common control				(258,895)
Disposal of subsidiaries, net of cash disposed of nil, RMB306,555 and RMB1,307,982 for the years ended December 31, 2018, 2019 and 2020, respectively		(181,500)	(1,184,286)	18,445
Purchase of other long-term investments	[1]					(10,000)
Proceeds from disposal of other long-term investments				189,546
Investment in loans at fair value		(23,563)	(153,750)			(1,149,731)	[1]
Collection of principal of loans at fair value		29,716	193,898	593,350		1,226,602	[1]
Disposal of financing receivables				117
Proceeds from disposal of loan receivables and other beneficial rights				144,389		703,963	[1]
Loan to related parties				(710,000)		(722,953)	[1]
Collection of principal of loans to related parties				814,500		3,739,265	[1]
Origination of financing receivables		(207,874)	(1,356,379)
Repayments of financing receivables		16,918	110,390
Loans to third parties		(23,295)	(152,000)	(484,100)		(277,000)	[1]
Collection of principal of loans to third parties		74,494	486,079	140,092		104,929	[1]
Net cash provided by/(used in) investing activities		(275,351)	(1,796,663)	1,110,001		3,297,648	[1]
Cash Flows from Financing Activities:
Cash contribution from owner	[1]					120,000
Deferred payment of acquisition of subsidiaries under common control		(7,210)	(47,046)
Principal payments to the Consolidated ABFE		(1,819)	(11,866)	(121,296)		(553,002)	[1]
Contribution from investors of the consolidated ABFE		26,667	174,000
Dividends paid to shareholders	[1]					(106,626)
Principal payments to financial assets sold under repurchase agreement				(30,000)		(20,000)	[1]
Loans from related parties		55,402	361,500	747,737		6,363,462	[1]
Principal payments of loans from related parties				(108,487)		(6,784,021)	[1]
Loan from a third party		76,705	500,500			324,000	[1]
Repayment of loan to a third party		(2,849)	(18,590)	(173,829)		(131,581)	[1]
Repurchase of ordinary shares		(467)	(3,050)	(36,843)		(254)	[1]
Purchase of non-controlling interest				(16,987)
Deferred payment of contingent consideration				(1,410,000)
Net cash (used in)/provided by financing activities		146,429	955,448	(1,149,705)		(788,022)	[1]
Effect of foreign exchange rate changes		(430)	(2,807)	193		3,631	[1]
Net (decrease) / increase in cash, cash equivalents and restricted cash		(86,130)	(561,994)	234,657		(1,445,837)	[1]
Cash, cash equivalents and restricted cash, beginning of year		501,018	3,269,142	3,034,485	[1]	4,480,322	[1]
Cash, cash equivalents and restricted cash, end of year		414,888	2,707,148	3,269,142		3,034,485	[1]
Supplemental disclosures of cash flow information:
Cash paid for income taxes		15,897	103,731	178,112		334,096	[1]
Cash paid for interest		$ 251	¥ 1,641	11,419		¥ 15,388	[1]
Forgiveness of amount due from/(due to) related parties, and other receivable from a third party in relation to the acquisition under common control				¥ 5,147,163

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.